VARIABLE INTEREST ENTITIES ("VIEs") - Significant Assets & Liabilities of CMBL Lessor VIE (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Liabilities
Long-term debt	$ 1,371,034	$ 1,374,710
Eskimo SPV Agreement | Golar Eskimo
Liabilities
Long-term debt	$ 212,084	$ 232,931